Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenue from contracts with customers	$ 16	$ 4,055	$ 10,160
Cost of sales	27	(4,294)	(9,489)
Cost of sales - non-recurring events		(3,850)	(1,881)
Gross profit/(loss)	43	(4,089)	(1,210)
General and administrative expenses	(7,521)	(6,425)	(12,397)
Other gains/(losses)	89	31	(54)
Other income		82	78
Depreciation of property, plant and equipment	(746)	(508)	(471)
Amortization of intangible assets	(384)	(831)	(850)
Operating loss	(8,519)	(11,740)	(14,904)
Restructuring and other non-recurring costs	(1,392)	(1,662)	(448)
Impairment losses	(29,686)	(421)
Finance income	1,396	1,156	173
Finance expense	(6,015)	(6,839)	(8,481)
Loss before income tax	(44,216)	(19,506)	(23,660)
Income tax	(1,603)	(559)	1,142
Loss from continuing operations	(45,819)	(20,065)	(22,518)
(Loss)/profit from discontinued operations	(881)	(4,290)	464
Loss for the period	(46,700)	(24,355)	(22,054)
Losses attributable to:
Equity owners of VivoPower International PLC	(46,700)	(24,355)	(22,054)
Other comprehensive income
Currency translation differences recognized directly in equity	(1,194)	1,236	1,043
Total comprehensive loss for the period attributable to owners of the company	$ (47,894)	$ (23,119)	$ (21,011)
Earnings per share attributable to owners of the company (dollars)
Continuing Operations - Basic	$ (14.88)	$ (8.13)	$ (10.86)
Continuing Operations - Diluted	(14.88)	(8.13)	(10.86)
Discontinued Operations - Basic	(0.29)	(1.74)	0.22
Discontinued Operations - Diluted	$ (0.29)	$ (1.74)	$ 0.22